Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Liabilities [abstract]
Schedule of Other Liabilities
The other liabilities line item is as follows:

	As of December 31,
	2025	2024
	MCh$	MCh$
Accounts and notes payable	449,232	323,010
Income received in advance	5,049	1,480
Macro-hedge valuation adjustment (1)	51,690	76,540
Guarantees received (margin accounts) (2)	1,541,061	1,832,345
Broker dealer and simultaneous transactions	100,035	24,130
Withholding VAT	28,639	28,140
Accounts payable insurance companies	6,449	7,072
In-progress operations	19,856	27,497
Deferred income	1,424	1,640
Other liabilities	44,571	91,056
Total	2,248,006	2,412,910
(1)Valuation balances of net assets and liabilities at market value subject to macro-hedging
(2)Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.